Investments in associated undertakings - Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associated undertakings
Investments in associated undertakings	£ 37	£ 44
Nippon Calmic Limited
Investments in associated undertakings
Investments in associated undertakings	25	31	£ 32
Individually immaterial associated undertakings
Investments in associated undertakings
Investments in associated undertakings	£ 12	£ 13	£ 31